Lord Abbett Managed Portfolio Solutions Trust
90 Hudson Street
Jersey City, NJ  07302

August 24, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Initial Registration Statement on Form N-1A for
Lord Abbett Managed Portfolio Solutions Trust (“LAMPS” or the “Trust”) –

Ladies and Gentlemen:

On behalf of Lord, Abbett & Co. LLC (“Lord Abbett”), as investment adviser to the Trust, attached hereto for filing pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder; (3) General Instructions B and C to Form N-1A; and (4) Rule 101(a) under Regulation S-T, is the Trust’s initial registration statement on Form N-1A (the “Registration Statement”).  The persons specified in Section 6(a) under the 1933 Act have signed the Registration Statement on behalf of the Trust and, pursuant to Rule 302 under Regulation S-T, the Trust will retain a manually executed copy of the Registration Statement.  The electronic copy of the Registration Statement contains conformed signatures.

The Trust intends to initially offer shares of one series, the LAMPS Total Return Fund (the “Fund”), which would have an investment strategy substantially similar to that of the Lord Abbett Investment Trust – Lord Abbett Total Return Fund (Securities Act File No. 33-68090).  The Fund would be used in combination with selected individual securities to attempt to more effectively model Lord Abbett’s “core plus” investment strategy by providing greater diversification for smaller separately managed accounts than they might otherwise achieve.  The Fund would be available for use exclusively within separately managed accounts for which Lord Abbett has been selected to provide investment advisory services.  Participants in separately managed account programs pay a “wrap” fee to the sponsor of the separately managed account program, and Lord Abbett would receive a fee from such sponsor.  Lord Abbett would absorb all expenses of operating the Fund, and would not charge any fees to the Fund.   It is currently anticipated that the Fund’s service agreements and arrangements will be approved by the Fund’s Board of Trustees at its September 11, 2007 meeting.

The Trust respectfully requests that the staff of the Securities and Exchange Commission be able to review and provide comments on this Registration Statement as soon as practicable in order to declare the Registration Statement effective in November 2007.

If you have any questions or comments on the Registration Statement, please contact Christina T. Simmons, Assistant General Counsel, at (201) 827-2264, or Amy E. Shapiro, Counsel, at (201) 827-2760.

Sincerely,

/s/ Christina T. Simmons
Christina T. Simmons